Document and Entity Information Document	12 Months Ended
Dec. 31, 2017
Document Information [Line Items]
Entity Registrant Name	MPM Holdings Inc.
Entity Central Index Key	0001624826
Document Period End Date	Dec. 31, 2017
Entity Filer Category	Non-accelerated Filer
Document Type	POS AM
Amendment Flag	false